Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
January 1, 2025 (Nominal values) | €	€ 113
Acquired from third parties (Nominal values) | €	16
Transferred under stock incentive programs (Nominal values) | €	(49)
June 30, 2025 (Nominal values) | €	€ 80
January 1, 2025 (Holding) | shares	845,887
Acquired from third-parties (Holding) | shares	119,148
Transferred under stock incentive programs (Holding) | shares	(367,980)
June 30, 2025 (Holding) | shares	597,055
January 1, 2025 (Holding in % of total outstanding shares)	1.40%
Acquired from third parties (Holding in % of total outstanding shares)	0.00%
Transferred under stock incentive programs (Holding in % total outstanding shares)	0.00%
June 30, 2025 (Holding in % of total outstanding shares)	1.00%